Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Parenthetical) (Detail) - Securities Received Or Pledged [Member] - Not Designated as Hedging Instrument [Member] - USD ($)
$ in Millions
		Dec. 31, 2017	Dec. 31, 2016
Summary of fair value of derivative instruments
Fair value balance excludes accrued interest on derivative assets	[1],[2]	$ (101)	$ (89)
Initial Margin [Member]
Summary of fair value of derivative instruments
Fair value balance excludes accrued interest on derivative assets		$ 114	$ 146

[1]	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
[2]	Securities received as collateral are recorded off-balance sheet.